NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 11 – NOTES PAYABLE

Our notes payable consisted of the following:

	September 30, 2016	December 31, 2015
Note payable - WeedMD	$—	$175,000
Note payable - Slainte Ventures, LLC	600,000	600,000
Total notes payable	$600,000	$775,000

On July 7, 2014, we issued a $175,000, unsecured demand promissory note bearing interest at 5% to WeedMD for cash used in our business development activities. As discussed in Note 4 above, on March 24, 2016, an unrelated third party agreed to assume all of our obligations pursuant to the $175,000 note payable to WeedMD, in consideration for the transfer by us of 1,100,000 shares of the common stock of WeedMD to the unrelated third party. WeedMD consented to the assumption of the loan and released us from any further liability with respect to the loan.

On December 18, 2014, we issued a $600,000 unsecured promissory note bearing interest at 12% to an unrelated third party, Slainte Ventures, LLC. The principal and accrued interest are due on the earlier of December 17, 2015, or  upon the closing of certain capital raising transactions as described in the note. The default rate of interest under the note is 18%.

On March 16, 2016, we entered into an agreement with Slainte whereby Slainte waived default, amended the terms and extended the maturity date of the Slainte Note until December 17, 2016, and agreed to accept a warrant in lieu of interest due on the loan. The warrant allows Slainte to purchase 416,667 shares of our common stock; plus that number of shares of our common stock equal in number to (i) the product of the then-applicable interest rate under the Slainte Note and the amount of principal outstanding on the Note, calculated on a daily basis and paid for actual days elapsed, during the period beginning on December 18, 2015, and ending on the date on which the Note is paid in full, divided by (ii) $0.18; plus that number of shares of our common stock equal in number to (i) the product of 0.02 and the sum of the amount of principal and interest outstanding on the Note on the first day of each calendar month, beginning with February 1, 2016, divided by (ii) $0.18. The warrant is exercisable at a price of $0.18 per share, subject to adjustment in the event of stock splits, the sale of our shares of common stock at a price below $0.18 per share or the sale of equity securities with a conversion price of less than $0.18 per share. The warrant can be exercised at any time during the five year period following the full repayment of the loan; the exercise price can be paid in cash or through a cashless exercise feature; and the warrant grants certain registration rights to Slainte applicable to all shares of our common stock owned or controlled by Slainte, including shares issued upon exercise of the warrant. In addition, Slainte granted us a put option, exercisable upon repayment of the loan prior to December 17, 2016, that requires Slainte to purchase from us, for $100,000, that number of shares of our common stock equal in number to (i) $100,000 divided by (ii) the product of 80% and the average price of our common stock for the 30 trading days immediately prior to the date the put option is exercised.

These warrants are accounted for as a liability under ASC 815. The Company assesses the fair value of the warrants quarterly based on the Black-Scholes pricing model. See below for variables used in assessing the fair value.

	September 30, 2016	December 31, 2015
Expected life (years)	5.0	4.96
Risk-free interest rate	1.41%	1.21%
Expected volatility	226%	227%

In connection with these warrants, the Company recognized a loss on the change in fair value of warrant liability of $310,173 during the nine months ended September 30, 2016.

Expected volatility is based primarily on historical volatility. Historical volatility was computed using weekly pricing observations for recent periods that correspond to the expected life of the warrants. The Company believes this method produces an estimate that is representative of our expectations of future volatility over the expected term of these warrants. The Company currently has no reason to believe future volatility over the expected remaining life of these warrants is likely to differ materially from historical volatility. The expected life is based on the remaining term of the warrants. The risk-free interest rate is based on U.S. Treasury securities rates.

Due to the fair value of the warrants issued in connection with the amended note agreement, the modification was considered substantial (i.e. greater than 10% of the carrying value of the debt). As a result, an extinguishment of debt was deemed to have occurred, resulting in the recognition of an extinguishment loss of $133,077.

NOTE 11 – NOTES PAYABLE

Our notes payable consist of:

	December 31,
	2015	2014
Note payable - WeedMD	$175,000	$175,000
Note payable – Slainte	600,000	600,000
Total notes payable	$775,000	$775,000

On July 7, 2014, we issued a $175,000, unsecured, demand promissory note bearing interest at 5% to WeedMD for cash used in our business development activities. Interest expense during the years ended December 31, 2015 and 2014, applicable to this note was $8,750 and $4,267, respectively. Accrued interest payable at December 31, 2015 and 2014 was $13,017 and $4,267, respectively, and these amounts are included in accrued expenses on our consolidated balance sheets.

On December 18, 2014, we issued a $600,000 unsecured promissory note (the “Slainte Note”) bearing interest at 12% to Slainte Ventures, LLC (“Slainte”). The principal and accrued interest were due on the earlier of December 17, 2015, or  upon the closing of certain capital raising transactions as described in the note. The default rate of interest under the note is 18%. Debt issuance costs of $13,500 were immediately recognized as interest expense as, at the time, we expected to close on a capital raising transaction in early 2015.  Additional interest expense during the years ended December 31, 2015 and 2014, applicable to this note was $80,482 and $2,565, respectively. Accrued interest payable at December 31, 2015 and 2014, was $83,047 and $2,565, respectively.

On October 6, 2015, we borrowed funds from a third party and did not apply the borrowed funds to the Slainte Note resulting in a default under the terms of the note. On March 18, 2016, we received a default waiver from Slainte as further described in Note 20, Subsequent Events.